OTHER NON-CURRENT ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2019
OTHER NON-CURRENT ASSETS, NET
Schedule of other non-current assets, net

	As of December 31,
	2018	2019
	RMB	RMB	US$
Deposits for rental	85,425	117,506	16,879
Prepayments for equipment, net	65,983	100,957	14,501
Land use rights, net	—	38,896	5,587
	151,408	257,359	36,967